Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Jan. 22, 2015	Nov. 30, 2008	Nov. 30, 2005
Other Commitments [Line Items]
Non-refundable option deposits and pre-acquisition costs	$ 85,624	$ 129,195
Rental expense	48,879	$ 41,876	$ 38,748
Letters of credit outstanding, amount	424,553
Lennar Homebuilding [Member]
Other Commitments [Line Items]
Outstanding performance and surety bonds	923,309
Uncompleted site improvements amount	$ 363,697
Uncompleted site improvements percentage	39.00%
Land [Member] | District of Maryland [Member]
Other Commitments [Line Items]
Other Commitment					$ 134,000	$ 200,000
Deposits						$ 20,000
Subsequent Event [Member] | Land [Member] | District of Maryland [Member]
Other Commitments [Line Items]
Other Commitment				$ 114,000
Loss contingency, interest rate on damages (percent)				12.00%